PRIVATE PLACEMENT (Details) - Churchill Capital Corp IV - USD ($)		8 Months Ended
	Aug. 03, 2020	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of warrants issued		41,400,000
Aggregate purchase price		$ 42,850,000
Exercise price of warrant		$ 11.50
Private Placement
Class of Warrant or Right [Line Items]
Number Of warrants issued		42,850,000
Number of warrants issued	42,850,000
Warrant issue price	$ 1.00
Aggregate purchase price	$ 42,850,000	$ 42,850,000
Exercise price of warrant		$ 1.00
Class A Common Stock | Private Placement
Class of Warrant or Right [Line Items]
Number of shares issuable per warrant	1
Exercise price of warrant	$ 11.50